Other variable compensation (Details 6) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 19, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 1,717	SFr 1,777	SFr 1,339
Estimated unrecognized compensation expense	SFr 1,035
Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Group granted deferred cash and stock retention awards during 2020, 2019 and 2018 of CHF 40 million, CHF 40 million and CHF 25 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2020 totaled CHF 43 million, of which CHF 13 million was related to awards granted in 2020.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 40	40	25
Compensation expense relating to deferred compensation	43	22	54
Compensation expense relating to deferred compensation, of which granted in current year	13
Estimated unrecognized compensation expense	SFr 40
Upfront cash award
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In February 2021, certain managing directors and directors in International Wealth Management were granted CHF 59 million of upfront cash awards as part of the cash component of their 2020 variable compensation. During 2020 and 2019, the Group granted upfront cash awards of CHF 146 million and CHF 47 million, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2020 totaled CHF 79 million.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		47
Compensation expense relating to deferred compensation	SFr 79
Upfront cash award | Grant Date, February 19, 2021 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				SFr 59
Upfront cash award | Grant Date, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 146
Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	Deferred cash awards include certain special awards as well as voluntary deferred compensation plans and employee investment plans. For certain special awards, compensation expense was primarily driven by their vesting schedule; for other deferred cash awards, compensation expense was driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Compensation expense relating to deferred compensation	SFr 398	420	233
Estimated unrecognized compensation expense	SFr 201
Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Group granted deferred fixed cash compensation during 2020, 2019 and 2018 of CHF 120 million, CHF 108 million and CHF 98 million, respectively, to certain employees in the Americas. This compensation has been expensed in the Investment Bank and International Wealth Management divisions over a three-year vesting period from the grant date. Amortization of this compensation in 2020 totaled CHF 112 million, of which CHF 65 million was related to awards granted in 2020.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 120	108	98
Compensation expense relating to deferred compensation	112
Compensation expense relating to deferred compensation, of which granted in current year	65
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	1,648	1,694	1,302
Estimated unrecognized compensation expense	SFr 997
Bank | Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Bank granted deferred cash and stock retention awards during 2020, 2019 and 2018 of CHF 40 million, CHF 40 million and CHF 25 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2020 totaled CHF 43 million, of which CHF 13 million was related to awards granted in 2020.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 40	40	25
Compensation expense relating to deferred compensation	43	22	54
Compensation expense relating to deferred compensation, of which granted in current year	13
Estimated unrecognized compensation expense	SFr 40
Bank | Upfront cash award
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In February 2021, certain managing directors and directors in International Wealth Management were granted CHF 59 million of upfront cash awards as part of the cash component of their 2020 variable compensation. During 2020 and 2019, the Bank granted upfront cash awards of CHF 146 million and CHF 47 million, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2020 totaled CHF 79 million.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			47
Compensation expense relating to deferred compensation	SFr 79
Bank | Upfront cash award | Grant Date, February 19, 2021 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				SFr 59
Bank | Upfront cash award | Grant Date, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		146
Bank | Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	378	378	227
Estimated unrecognized compensation expense	SFr 192
Bank | Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Bank granted deferred fixed cash compensation during 2020, 2019 and 2018 of CHF 120 million, CHF 108 million and CHF 98 million, respectively, to certain employees in the Americas. This compensation has been expensed in the Investment Bank and International Wealth Management divisions over a three-year vesting period from the grant date. Amortization of this compensation in 2020 totaled CHF 112 million, of which CHF 65 million was related to awards granted in 2020.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 120	SFr 108	SFr 98
Compensation expense relating to deferred compensation	112
Compensation expense relating to deferred compensation, of which granted in current year	SFr 65